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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     June 30, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:              Whitney Holdings LLC
                 -------------------------------
   Address:           177 Broad Street
                 -------------------------------
                      Stamford, CT 06901
                 -------------------------------

Form 13F File Number:   28-05743
                     -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Daniel J. O'Brien
         -------------------------------
Title:         Managing Member
         -------------------------------
Phone:         203-973-1440
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Daniel J. O'Brien                Stamford, CT      August 5, 2004
   -------------------------------    -----------------   --------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                        --------------------

Form 13F Information Table Entry Total:            35
                                        --------------------

Form 13F Information Table Value Total:     $ 209,412
                                        --------------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

            NONE

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                           FORM 13F INFORMATION TABLE
                                 JUNE 30, 2004

         COLUMN 1               COLUMN 2    COLUMN 3 COLUMN 4       COLUMN 5           COLUMN 6     COLUMN 7         COLUMN 8
---------------------------- ------------- --------- -------- --------------------- -------------- --------- ----------------------
                               TITLE OF               VALUE   SHARES OR  SH/   PUT/   INVESTMENT     OTHER       VOTING AUTHORITY
      NAME OF ISSUER            CLASS        CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION    MANAGERS   SOLE    SHARED  NONE
---------------------------- ------------- --------- -------- --------- ----- ----- -------------- --------- --------- ------ ------
ALDILA INC                      COM NEW    014384200    1,613   129,980   SH        SHARED-DEFINED    NONE     129,980
ALLIANCE IMAGING, INC.          COM NEW    018606202    3,976   870,000   SH        SHARED-DEFINED    NONE     870,000
AMERICAN VANGUARD CORP            COM      030371108    1,687    50,000   SH        SHARED-DEFINED    NONE      50,000
CHEROKEE INTL CORP                COM      164450108    2,282   200,000   SH        SHARED-DEFINED    NONE     200,000
CHIQUITA BRANDS INTL              COM      170032809   16,021   765,800   SH        SHARED-DEFINED    NONE     765,800
CONCORDE CAREER COLLEGES INC    COM NEW    20651H201      699    40,000   SH        SHARED-DEFINED    NONE      40,000
CRAY INC                          COM      225223106    2,118   320,000   SH        SHARED-DEFINED    NONE     320,000
DPL, INC.                         COM      233293109    5,385   277,300   SH        SHARED-DEFINED    NONE     277,300
EFUNDS CORP                       COM      28224R101    4,202   240,101   SH        SHARED-DEFINED    NONE     240,101
GEAC COMPUTER CORP                COM      368289104    7,133 1,037,700   SH        SHARED-DEFINED    NONE   1,037,700
IDT CORP                          COM      448947101    2,905   161,100   SH        SHARED-DEFINED    NONE     161,100
IDT CORP                          CLB      448947309   17,317   939,100   SH        SHARED-DEFINED    NONE     939,100
IMPAC MEDICAL SYSTEMS             COM      45255A104    3,814   260,669   SH        SHARED-DEFINED    NONE     260,669
INTAC INTL                        COM      45811T100      680    55,300   SH        SHARED-DEFINED    NONE      55,300
INTERNET SEC SYS INC              COM      46060X107   10,595   690,700   SH        SHARED-DEFINED    NONE     690,700
IONA TECHNOLOGIES PLC        SPONSORED ADR 46206P109      163    40,026   SH        SHARED-DEFINED    NONE      40,026
KADANT INC                        COM      48282T104      694    30,000   SH        SHARED-DEFINED    NONE      30,000
KNOLOGY, INC.                     COM      499183804    7,878 1,585,123   SH        SHARED-DEFINED    NONE   1,585,123
K-SWISS INC                       CLA      482686102   11,520   570,000   SH        SHARED-DEFINED    NONE     570,000
LIFEWAY FOODS INC                 COM      531914109      337    22,200   SH        SHARED-DEFINED    NONE      22,200
MAMMA.COM INC                     COM      56150Q102      360    30,000   SH        SHARED-DEFINED    NONE      30,000
MANNING GREG AUCTIONS INC         COM      563823103      153    10,000   SH        SHARED-DEFINED    NONE      10,000
MARVEL ENTERPRISES INC            COM      57383M108    2,275   116,550   SH        SHARED-DEFINED    NONE     116,550
MCDERMOTT INTERNATIONAL INC.      COM      580037109   31,521 3,102,500   SH        SHARED-DEFINED    NONE   3,102,500
MGP INGREDIENTS INC               COM      55302G103      310     8,000   SH        SHARED-DEFINED    NONE       8,000
NMT MEDICAL, INC.                 COM      629294109    9,515 2,504,010   SH        SHARED-DEFINED    NONE   2,504,010
ORBITAL SCIENCES CORP             COM      685564106      183    13,275   SH        SHARED-DEFINED    NONE      13,275
PER-SE THECHNOLOGIES INC        COM NEW    713569309    6,863   472,000   SH        SHARED-DEFINED    NONE     472,000
PMA CAP CORP                      CLA      693419202    3,798   421,977   SH        SHARED-DEFINED    NONE     421,977
RADYNE COMSTREAM INC.           COMNEW     750611402    2,125   264,980   SH        SHARED-DEFINED    NONE     264,980
RITCHIE BROS. AUCTIONEERS         COM      767744105      291    10,000   SH        SHARED-DEFINED    NONE      10,000
SYMBION, INC.                     COM      871507109   29,259 1,672,878   SH        SHARED-DEFINED    NONE   1,672,878
TELEPHONE & DATA SYSTEMS INC      COM      879433100   18,619   261,500   SH        SHARED-DEFINED    NONE     261,500
TRANSTECHNOLOGY CORP              COM      893889105    1,201   171,041   SH        SHARED-DEFINED    NONE     171,041
VERITAS SOFTWARE CORP             COM      923436109    1,920    69,106   SH        SHARED-DEFINED    NONE      69,106